UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Orbitronix, LP

Address:   4343 Von Karman Ave.
           3rd Floor
           Newport Beach, CA 92660


Form 13F File Number: 28-14384


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fariborz Maseeh
Title:  Manager of URBITRONIX, LLC, General Partner of Orbitronix, LP
Phone:  (949) 640-0801

Signature,  Place,  and  Date  of  Signing:

/s/ Fariborz Maseeh                Newport Beach, CA                  2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $       86,470
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ISHARES MSCI JAPAN INDEX ETF (PSE)       MSCI JAPAN     464286848    5,460  560,000 SH       SOLE                560,000      0    0
CORNING ORD (NYS)                        COM            219350105    3,849  305,000 SH       SOLE                305,000      0    0
BERKSHIRE HATHWAY CL B ORD (NYS)         COM            84670702    36,777  410,000 SH       SOLE                410,000      0    0
PRECIDIAN ETFS TR                        MAXIS NIKKEI   74016W106      723   50,000 SH       SOLE                 50,000      0    0
ISHARES DOW JONE SELECT DIV INDX ETF     DJ SEL DIV INX 464287168    2,919   51,000 SH       SOLE                 51,000      0    0
ISHARES MSCI EMERGING MKTS IDX ETF (PSE) MSCI EMERG MKT 464287234    4,435  100,000 SH       SOLE                100,000      0    0
CAMECO ORD (NYS)                         COM            13321L108       93    4,700 SH       SOLE                  4,700      0    0
GDF SUEZ ORD (PAR)                       COM            B0C2CQ3        154    7,500 SH       SOLE                  7,500      0    0
WHOLE FOODS MARKET INC                   COM            966837106      264    3,000 SH  PUT  SOLE                  3,000      0    0
UNDER ARMOUR INC-CLASS A                 CL A           904311107      280    3,500 SH  CALL SOLE                  3,500      0    0
BROADCOM CORP-CL A                       CL A           111320107       57    3,800 SH  PUT  SOLE                  3,800      0    0
EDWARDS LIFESCIENCES CORP                COM            28176E108      546    4,200 SH  CALL SOLE                  4,200      0    0
WALT DISNEY CO/THE                       COM            254687106      230    5,000 SH  PUT  SOLE                  5,000      0    0
ROSS STORES INC                          COM            778296103      300    6,000 SH  PUT  SOLE                  6,000      0    0
PETSMART INC                             COM            716768106      748    8,800 SH  CALL SOLE                  8,800      0    0
MCDONALD'S CORP                          COM            580135101      900   10,000 SH  PUT  SOLE                 10,000      0    0
CLIFFS NATURAL RESOURCES INC             COM            18683K101      320   10,000 SH  CALL SOLE                 10,000      0    0
COGENT COMMUNICATIONS GROUP              COM            19239V302      225   10,000 SH  CALL SOLE                 10,000      0    0
3D SYSTEMS CORP                          COM            88554D205      650   10,000 SH  CALL SOLE                 10,000      0    0
SIMON PROPERTY GROUP INC                 COM            828806109    1,850   10,000 SH  CALL SOLE                 10,000      0    0
BERKSHIRE HATHAWAY INC-CL B              CL B           084670702    1,350   15,000 SH  PUT  SOLE                 15,000      0    0
ABBOTT LABORATORIES                      COM            002824100    1,050   15,000 SH  PUT  SOLE                 15,000      0    0
ABBOTT LABORATORIES                      COM            002824100    1,232   15,400 SH  CALL SOLE                 15,400      0    0
ROSS STORES INC                          COM            778296103    1,300   20,000 SH  CALL SOLE                 20,000      0    0
PPG INDUSTRIES INC                       COM            693506107    2,900   20,000 SH  CALL SOLE                 20,000      0    0
BERKSHIRE HATHAWAY INC-CL B              CL B           084670702    1,750   20,000 SH  PUT  SOLE                 20,000      0    0
HOME DEPOT INC                           COM            437076102    1,150   20,000 SH  PUT  SOLE                 20,000      0    0
SHERWIN-WILLIAMS CO/THE                  COM            824348106    3,600   20,000 SH  CALL SOLE                 20,000      0    0
EXELON CORP                              COM            30161N101      673   23,200 SH  CALL SOLE                 23,200      0    0
MACY'S INC                               COM            55616P104    1,076   23,400 SH  CALL SOLE                 23,400      0    0
TEVA PHARMACEUTICAL-SP ADR               ADR            881624209      975   30,000 SH  PUT  SOLE                 30,000      0    0
TJX COMPANIES INC                        COM            872540109    2,200   40,000 SH  CALL SOLE                 40,000      0    0
ISHARES MSCI JAPAN INDEX FD              MSCI JAPAN     464286848      450   50,000 SH  CALL SOLE                 50,000      0    0
ISHARES MSCI JAPAN INDEX FD              MSCI JAPAN     464286848      450   50,000 SH  CALL SOLE                 50,000      0    0
STEC INC                                 COM            784774101      284   56,700 SH  CALL SOLE                 56,700      0    0
TARGET CORP                              COM            87612E106    4,200   60,000 SH  CALL SOLE                 60,000      0    0
HEWLETT-PACKARD CO                       COM            428236103    1,050   70,000 SH  CALL SOLE                 70,000      0    0


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